Schedule of investments
Delaware Ivy LaSalle Global Real Estate Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.73%Δ
Australia − 1.39%
Ingenia Communities Group	183,599	$ 504,382
National Storage REIT	184,650	272,753
		777,135
Belgium − 0.43%
Cofinimmo	2,217	240,695
		240,695
Canada − 1.87%
First Capital Real Estate Investment Trust	68,154	793,153
H&R Real Estate Investment Trust	26,507	256,380
		1,049,533
China − 1.29%
China Resources Land	154,925	722,620
		722,620
France − 0.87%
Gecina	3,195	297,990
Mercialys	23,156	187,093
		485,083
Germany − 2.79%
Vonovia	50,743	1,563,378
		1,563,378
Hong Kong − 4.55%
Kerry Properties	176,084	489,197
Link REIT	83,428	680,455
New World Development	146,673	526,182
Swire Properties	196,543	487,926
Wharf Real Estate Investment	77,598	369,853
		2,553,613
Ireland − 0.24%
Irish Residential Properties REIT	100,876	133,833
		133,833
Japan − 14.00%
Daiwa House REIT Investment	126	285,562
GLP J-Reit	295	360,270
Heiwa Real Estate	10,700	306,773
Hulic *	26,046	201,565
Ichigo Office REIT Investment	671	417,397
Itochu Advance Logistics Investment	213	236,108
Japan Hotel REIT Investment	711	355,290
Japan Real Estate Investment	71	326,533
Keihanshin Building	12,900	124,836
Kenedix Residential Next Investment	145	232,547
Kenedix Retail REIT	281	570,367
Mitsubishi Estate	72,450	1,051,401
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Mitsubishi Estate Logistics REIT Investment	96	$ 325,472
Mitsui Fudosan	45,250	973,002
Mitsui Fudosan Logistics Park	89	336,505
Orix JREIT	256	347,547
Starts Proceed Investment	194	345,734
TOC	25,731	136,355
Tokyu Fudosan Holdings	55,625	292,720
United Urban Investment	424	444,688
XYMAX REIT Investment	191	178,499
		7,849,171
Singapore − 0.69%
CapitaLand China Trust	281,248	232,804
CapitaLand Integrated Commercial Trust	100,000	156,194
		388,998
Spain − 0.72%
Merlin Properties Socimi	41,931	404,482
		404,482
United Kingdom − 4.43%
Assura	102,137	81,313
Big Yellow Group	23,055	368,211
Derwent London	8,573	272,586
Land Securities Group	58,438	472,347
Segro	49,386	587,228
Supermarket Income Reit	180,558	262,653
Workspace Group	65,183	441,171
		2,485,509
United States − 66.46%
Agree Realty	12,424	896,143
Alexandria Real Estate Equities	4,281	620,873
American Homes 4 Rent Class A	25,870	916,833
Americold Realty Trust	15,851	476,164
Apartment Income REIT	13,375	556,400
AvalonBay Communities	11,105	2,157,146
Camden Property Trust	3,902	524,741
Corporate Office Properties Trust	11,070	289,923
CubeSmart	28,821	1,231,233
Digital Realty Trust	6,101	792,093
Douglas Emmett	10,495	234,878
Duke Realty	23,140	1,271,543
Equinix	3,387	2,225,327
Equity LifeStyle Properties	10,066	709,351
Essex Property Trust	6,051	1,582,397
First Industrial Realty Trust	15,009	712,627
Gaming and Leisure Properties	7,841	359,588
Healthcare Trust of America Class A	7,679	214,321
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Schedule of investments
Delaware Ivy LaSalle Global Real Estate Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Highwoods Properties	7,727	$ 264,186
Host Hotels & Resorts	32,896	515,809
Invitation Homes	47,770	1,699,657
Kilroy Realty	14,633	765,745
Medical Properties Trust	40,922	624,879
National Health Investors	10,511	637,072
National Retail Properties	19,756	849,508
Omega Healthcare Investors	14,321	403,709
Outfront Media	55,494	940,623
Park Hotels & Resorts	48,278	655,133
Prologis	15,574	1,832,281
Public Storage	7,507	2,347,214
Realty Income	15,318	1,045,607
Retail Opportunity Investments	39,277	619,791
Rexford Industrial Realty	21,402	1,232,541
Sabra Health Care REIT	24,110	336,817
SBA Communications	601	192,350
Simon Property Group	14,757	1,400,735
SITE Centers	43,668	588,208
STORE Capital	27,535	718,113
Sun Communities	2,151	342,783
Urban Edge Properties	48,146	732,301
VICI Properties	48,275	1,438,112
Welltower	16,015	1,318,835
		37,273,590
Total Common Stocks (cost $52,997,918)		55,927,640

Short-Term Investments – 0.21%
Money Market Mutual Fund – 0.21%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	119,482	119,482
Total Short-Term Investments (cost $119,482)		119,482
Total Value of Securities Before Securities Lending Collateral−99.94% (cost $53,117,400)		56,047,122

	Number of shares	Value (US $)

Securities Lending Collateral – 0.37%
Money Market Mutual Fund − 0.37%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	209,923	$ 209,923
Total Securities Lending Collateral (cost $209,923)		209,923
Total Value of Securities−100.31% (cost $53,327,323)		56,257,045■
Obligation to Return Securities Lending Collateral — 0.36%	201,557
Liabilities Net of Receivables and Other Assets — (0.67%)	(377,354)
Net Assets Applicable to 5,375,370 Shares Outstanding — 100.00%	$56,081,248
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
■	Includes $201,557 of securities loaned.

2    NQ-IV015 [6/22] 8/22 (2383996)

(Unaudited)
The following foreign currency exchange contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(20,000)	USD	20,883	7/1/22	$—	$(77)
BNYM	EUR	(120,000)	USD	125,700	7/5/22	—	(93)
BNYM	GBP	17,234	USD	(20,883)	7/1/22	96	—
BNYM	GBP	(5,000)	USD	6,084	7/4/22	—	(3)
BNYM	HKD	(635,000)	USD	80,918	7/5/22	—	(20)
BNYM	JPY	825,436	USD	(6,083)	7/4/22	1	—
Total Foreign Currency Exchange Contracts						$97	$(193)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
REIT – Real Estate Investment Trust
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar
NQ-IV015 [6/22] 8/22 (2383996)    3